Right of Use Assets and Operating Lease Liabilities - Schedule of Maturities of Operating Lease Liabilities (Details)	Sep. 30, 2024 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 43,844
2026	43,844
2027	21,922
Total lease payments	109,610
Less: imputed interest	4,870
Total	$ 104,740